INVENTORIES (Detail) - USD ($) $ in Thousands	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015
Inventories by major classification
Finished goods	$ 134,927	$ 136,762	$ 125,605
Raw materials	46,063	48,894	64,269
Work in process	2,688	2,330	3,278
Reserves for excess and obsolete inventory	(5,507)	(4,450)	(3,419)
Inventories	$ 178,171	$ 183,536	$ 189,733